BALANCE SHEETS - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Current Assets
Cash	$ 145,670	$ 9,525	$ 20,255
Accounts receivable	0	332,669	0
Other receivable	0	1,000	0
Total Current Assets	145,670	343,194	20,255
Non-Current Assets
Property and equipment, net	1,207,704	1,323,189	994,898
Long term asset, net		0	112,026
Right-of-use asset	35,161	64,637	121,805
Total Non-Current Assets	1,242,865	1,387,826	1,228,729
TOTAL ASSETS	1,388,535	1,731,020	1,248,984
Current Liabilities
Accounts payable	375,213	715,236	138,029
Accrued payroll	(18)	(18)	17,762
Accrued interest payable	69,982	56,345	28,845
Lease liability	36,045	60,953	57,062
Payroll tax		0	2,838
Advances, related party	1,288,385	1,088,385	960,585
Customer deposits		0	99
Convertible note payable, at fair value	12,531	59,867	0
Derivative liability	192,500	0
Notes payable, related party	785,000	785,000	785,000
Total Current Liabilities	2,759,638	2,765,768	1,990,220
Non-Current Liability
Lease liability	0	5,202	66,155
Long term notes payable, related party	590,000	590,000	590,000
Total Non-Current Liability	590,000	595,202	656,155
Total Liabilities	3,349,638	3,360,970	2,646,375
STOCKHOLDERS’ DEFICIT
Preferred stock, value
Common stock, par value $0.001 per share; 985,000,000 shares authorized; 101,821,989 and 100,795,491 shares issued and outstanding as of April 30, 2026 and October 31, 2025, respectively	101,822	100,795	419,438
Common stock payable	85,250	25,250	15,250
Common stock subscription receivable	(13,750)	(13,750)	(13,750)
Additional paid-in capital	50,493,299	50,302,585	43,611,365
Accumulated deficit	(52,633,084)	(52,050,190)	(45,434,694)
Total Stockholders’ Deficit	(1,961,103)	(1,629,950)	(1,397,391)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	1,388,535	1,731,020	1,248,984
Series A Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred stock, value	5,000	5,000	5,000
Series B Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred stock, value	$ 360	$ 360	$ 0